Cover page	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Entity Registrant Name	Blue Moon Metals Inc.
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001732379
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Registration Statement	false
Document Annual Report	true
Entity Tax Identification Number	98-1903645
Entity File Number	001-43058
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	220 Bay Street
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5J 2W4
Entity Address, State or Province	ON
Entity Address, Country	CA
City Area Code	416
Local Phone Number	230-3440
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Shares
Trading Symbol	BMM
Auditor Name	MNP LLP
Auditor Location	Toronto, Ontario
Auditor Firm ID	1930
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
Entity Address, State or Province	NY
City Area Code	800
Local Phone Number	221-0102